Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 28, 2023	May 29, 2022	May 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
			Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on:(4)			Adjusted EBITDA including unconsolidated joint ventures ($mil.)(6)
Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)			Lamb Weston Total Shareholder Return	Peer Group Total Shareholder Return(5)	GAAP Net Income ($mil.)
FY2023	$20,352,276	$40,007,566	$5,456,807	$9,221,443	$190	$137	$1,009	$1,242
FY2022	$7,858,113	$4,612,617	$1,984,243	$1,404,350	$116	$124	$201	$742
FY2021	$6,407,381	$10,872,178	$1,901,071	$2,841,274	$139	$119	$318	$748

(1)
Thomas P. Werner has served as the PEO for the entirety of fiscal 2023, fiscal 2022 and fiscal 2021. Our Non-PEO NEOs for the applicable fiscal years were as follows:

•
FY2023: Bernadette M. Madarieta, Michael J. Smith, Sharon L. Miller and Steven J. Younes

•
FY2022: Bernadette M. Madarieta, Michael J. Smith, Sharon L. Miller, Eryk J. Spytek and Robert M. McNutt

•
FY2021: Robert M. McNutt, Michael J. Smith, Sharon L. Miller and Eryk J. Spytek

(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of our PEO, Mr. Werner, and (ii) the average of the total compensation reported in the SCT for the applicable year for our Non-PEO NEOs reported for the applicable year.

(3)
Amounts reported in these columns represent “compensation actually paid” after the applicable adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for our PEO, Mr. Werner, and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.

	Fiscal Year 2023		Fiscal Year 2022		Fiscal Year 2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$20,352,276	$5,456,807	$7,858,113	$1,984,243	$6,407,381	$1,901,071
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$0	$0	$0	$0	$2,644	$0
Plus Pension Value Service Cost for the Fiscal Year	$0	$0	$0	$0	$0	$0
Minus Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	$15,749,772	$3,187,308	$5,249,938	$1,089,945	$4,016,587	$847,490
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$29,302,786	$5,929,812	$4,827,421	$1,016,290	$5,410,079	$1,141,475
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$5,796,618	$985,165	$(1,204,900)	$(200,802)	$2,177,766	$472,165
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0	$0	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$305,658	$36,967	$(1,618,079)	$(305,436)	$896,183	$174,053
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0	$0	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$40,007,566	$9,221,443	$4,612,617	$1,404,350	$10,872,178	$2,841,274
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(4)
Total Shareholder Return (TSR) is cumulative for the measurement periods beginning on May 31, 2020 and ending on each of our 2021, 2022 and 2023 fiscal year ends, respectively, calculated in accordance with Item 201(e) of Regulation S-K. It represents the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on May 31, 2020. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the difference between stock price per share at the end and the beginning of the measurement period plus the value of accumulated dividends, divided by (b) stock price per share at the beginning of the measurement period.

(5)
“Peer Group” represents the S&P 500 Packaged Foods Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

(6)
Adjusted EBITDA including unconsolidated joint ventures is the company-selected measure. Values shown reflect Adjusted EBITDA including unconsolidated joint ventures as calculated for purposes of our executive compensation program for the applicable reporting fiscal year (a non-GAAP financial measure). See Appendix A in this Proxy Statement for a reconciliation to net income.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Thomas P. Werner has served as the PEO for the entirety of fiscal 2023, fiscal 2022 and fiscal 2021. Our Non-PEO NEOs for the applicable fiscal years were as follows:

•
FY2023: Bernadette M. Madarieta, Michael J. Smith, Sharon L. Miller and Steven J. Younes

•
FY2022: Bernadette M. Madarieta, Michael J. Smith, Sharon L. Miller, Eryk J. Spytek and Robert M. McNutt

•
FY2021: Robert M. McNutt, Michael J. Smith, Sharon L. Miller and Eryk J. Spytek

Peer Group Issuers, Footnote	(5) “Peer Group” represents the S&P 500 Packaged Foods Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 20,352,276	$ 7,858,113	$ 6,407,381
PEO Actually Paid Compensation Amount	$ 40,007,566	4,612,617	10,872,178
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in these columns represent “compensation actually paid” after the applicable adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for our PEO, Mr. Werner, and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.

	Fiscal Year 2023		Fiscal Year 2022		Fiscal Year 2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$20,352,276	$5,456,807	$7,858,113	$1,984,243	$6,407,381	$1,901,071
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$0	$0	$0	$0	$2,644	$0
Plus Pension Value Service Cost for the Fiscal Year	$0	$0	$0	$0	$0	$0
Minus Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	$15,749,772	$3,187,308	$5,249,938	$1,089,945	$4,016,587	$847,490
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$29,302,786	$5,929,812	$4,827,421	$1,016,290	$5,410,079	$1,141,475
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$5,796,618	$985,165	$(1,204,900)	$(200,802)	$2,177,766	$472,165
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0	$0	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$305,658	$36,967	$(1,618,079)	$(305,436)	$896,183	$174,053
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0	$0	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$40,007,566	$9,221,443	$4,612,617	$1,404,350	$10,872,178	$2,841,274
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Non-PEO NEO Average Total Compensation Amount	$ 5,456,807	1,984,243	1,901,071
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,221,443	1,404,350	2,841,274
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts reported in these columns represent “compensation actually paid” after the applicable adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for our PEO, Mr. Werner, and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.

	Fiscal Year 2023		Fiscal Year 2022		Fiscal Year 2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$20,352,276	$5,456,807	$7,858,113	$1,984,243	$6,407,381	$1,901,071
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$0	$0	$0	$0	$2,644	$0
Plus Pension Value Service Cost for the Fiscal Year	$0	$0	$0	$0	$0	$0
Minus Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	$15,749,772	$3,187,308	$5,249,938	$1,089,945	$4,016,587	$847,490
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$29,302,786	$5,929,812	$4,827,421	$1,016,290	$5,410,079	$1,141,475
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$5,796,618	$985,165	$(1,204,900)	$(200,802)	$2,177,766	$472,165
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0	$0	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$305,658	$36,967	$(1,618,079)	$(305,436)	$896,183	$174,053
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0	$0	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$40,007,566	$9,221,443	$4,612,617	$1,404,350	$10,872,178	$2,841,274
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and TSR. The graph below illustrates the relationship between our TSR and the Peer Group TSR over the three fiscal years ending May 28, 2023 based on a hypothetical investment of $100 on May 31, 2020, as well as the relationship between TSR and CAP for the PEO and Non-PEO NEOs.
Pay Versus Performance: Total Shareholder Return

Compensation Actually Paid vs. Net Income
Relationship between CAP and GAAP Net Income. The graph below reflects the relationship between the PEO CAP and Average Non-PEO NEOs CAP and our GAAP Net Income.
Pay Versus Performance: GAAP Net Income

Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and Adjusted EBITDA including unconsolidated joint ventures (our Company-Selected Measure). The graph below reflects the relationship between the PEO CAP and Average Non-PEO NEOs CAP and the Company’s Adjusted EBITDA including unconsolidated joint ventures.
Pay Versus Performance: Adjusted EBITDA including
Unconsolidated Joint Ventures

Tabular List, Table
Tabular List of Performance Measures Used to Link Company Performance and CAP. The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link “compensation actually paid” to the NEOs for fiscal 2023. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our performance stock units. Please see “Compensation Discussion and Analysis” above for a further description of these metrics and how they are used in the Company’s executive compensation program.
•
Adjusted EBITDA

•
Net Sales

•
Adjusted Gross Margin

•
Relative Shareholder Return

Total Shareholder Return Amount	$ 190	116	139
Peer Group Total Shareholder Return Amount	137	124	119
Net Income (Loss)	$ 1,009,000,000	$ 201,000,000	$ 318,000,000
Company Selected Measure Amount	1,242,000,000	742,000,000	748,000,000
PEO Name	Thomas P. Werner
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
Adjusted EBITDA including unconsolidated joint ventures is the company-selected measure. Values shown reflect Adjusted EBITDA including unconsolidated joint ventures as calculated for purposes of our executive compensation program for the applicable reporting fiscal year (a non-GAAP financial measure). See Appendix A in this Proxy Statement for a reconciliation to net income.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Shareholder Return
PEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 2,644
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,749,772)	(5,249,938)	(4,016,587)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,302,786	4,827,421	5,410,079
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,796,618	(1,204,900)	2,177,766
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	305,658	(1,618,079)	896,183
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,187,308)	(1,089,945)	(847,490)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,929,812	1,016,290	1,141,475
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	985,165	(200,802)	472,165
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,967	(305,436)	174,053
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0